Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2021
Accounting Policies [Abstract]
Schedule of Assets, Liabilities, Results of Operations and Changes in Cash and Cash Equivalents

The following table sets forth the assets, liabilities, results of operations and changes in cash and cash equivalents of the VIEs taken as a whole, which were included in the Company’s consolidated financial statements with intercompany balances and transactions eliminated between the VIEs:

	As of December 31,	As of June 30,
	2020	2021
	(in thousands of US$)
Cash and cash equivalents	1,734	1,214
Accounts receivable, net	1,450	1,303
Amounts due from non-VIE subsidiaries of the Company	6,663	9,373
Property and equipment and intangible assets	2,311	1,682
Others	9,399	10,080
Total assets	21,557	23,652
Amounts due to non-VIE subsidiaries of the Company	42,442	51,663
Accrued expenses, account payable and other liabilities	14,276	14,945
Contract liabilities	215	115
Others	—	29
Total liabilities	56,933	66,752

	Six Months ended June 30,
	2020	2021
	(in thousands of US$)
Revenue (note)	35,825	14,517
Net income/ (loss) (note)	991	(7,365)
Net cash provided by/ (used in) operating activities	994	(430)
Net cash used in investing activities	(1,113)	(90)
Net cash used in financing activities	(2,457)	—